STATEMENTS OF OPERATIONS (FY) - USD ($)	1 Months Ended	3 Months Ended							7 Months Ended		9 Months Ended		10 Months Ended
	Mar. 31, 2019	Sep. 30, 2020		Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019		Jun. 30, 2019	Sep. 30, 2019		Sep. 30, 2020		Dec. 31, 2019
STATEMENTS OF OPERATIONS [Abstract]
Operating and formation costs		$ 207,011				$ 222,295			$ 289,103		$ 696,703		$ 561,491
Loss from operations		(207,011)				(222,295)			(289,103)		(696,703)		(561,491)
Other income:
Interest income on marketable securities held in Trust Account		20,326				1,245,883			1,332,389		903,655		2,338,057
(Loss) income before income taxes		(186,685)				1,023,588			1,043,286		206,952		1,776,566
Benefit (provision) for income taxes		39,204				(214,953)			(219,090)		(43,460)		(373,079)
Net income	$ (1,000)	$ (147,481)		$ (116,641)	$ 427,614	$ 808,635		$ 16,561	$ 824,196		$ 163,492		$ 1,403,487
Weighted average shares outstanding, basic and diluted (in shares)		7,422,844	[1]			7,363,896	[1]		6,657,747	[1]	7,403,146	[1]	6,908,855	[2]
Basic and diluted net loss per common share (in dollars per share)		$ (0.02)	[3]			$ (0.02)	[3]		$ (0.02)	[3]	$ (0.07)	[3]	$ (0.05)	[4]

[1]	Excludes an aggregate of 23,820,521 and 23,890,787 shares subject to possible redemption at September 30, 2020 and 2019, respectively.
[2]	Excludes an aggregate of 23,861,949 shares subject to possible redemption at
[3]	Net loss per common share - basic and diluted excludes interest income of $9,080 and $676,674 attributable to common stock subject to possible redemption for the three and nine months ended September 30, 2020, respectively, and $937,377 and $968,309 attributable to common stock subject to possible redemption for the three months ended September 30, 2019 and for the period from February 28, 2019 (inception) through September 30, 2019, respectively.
[4]	Net loss per common share - basic and diluted excludes interest income of $1,714,959 attributable to common stock subject to possible redemption for the period from February 28, 2019 (inception) through December 31, 2019.